Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Mar. 31, 2022
Line of credit facility, maximum borrowing capacity
Line of credit facility, maximum borrowing capacity		¥ 9,990		¥ 50,000
Percentage of interest of short term borrowing	3.10%		3.10%
Description of debt instruments maturity date of pledged assets	March 2026
Two thousand twenty six [Member]
Line of credit facility, maximum borrowing capacity
Long-term line of credit		3,000
Two thousand twenty seven [Member]
Line of credit facility, maximum borrowing capacity
Long-term line of credit		¥ 6,990